Income Taxes - Tax Credit Carryforward (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
General Business [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 1.9
United States (US) [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	22.0
Foreign Country [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 42.2